Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
SHARE CAPITAL

11. SHARE CAPITAL

Ordinary shares

On September 29, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers signatory thereto (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a private offering (the “Private Placement”), an aggregate of $80,000,017 of securities, consisting of 13,490,728 ordinary shares of the Company, par value $.01 per share and warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share (“Warrant”), at a combined purchase price of $5.93 per share and accompanying warrant (collectively, the “Securities”). Each Warrant is exercisable immediately and will expire three and one-half years after the effective date of a resale registration statement (the “Registration Statement”) to be filed. On October 4, 2021, the Company closed the Private Placement. Pursuant to the Registration Rights Agreement, the Company is subject to liquidated damages if the Registration Statement registering shares for resale is not declared effective by the SEC per the mutually agreed timeline. The monthly payment is calculated at 2% of gross proceeds, or $1,600,000. On January 25, 2022, the Registration Statement was declared effective.

Pursuant to ASC 450-20, a liability for the contingent obligation under the registration rights agreement was recognized at inception since it is probable that a payment under the registration rights agreement would be required and the amount of payment can be reasonably estimated. The contingent liability under the registration payment arrangement should be included in the allocation of proceeds from the related financing transaction. The remaining proceeds should then be allocated to the financial instruments issued based on the provisions of other US GAAP. Accordingly, a portion of the proceeds was allocated to the contingent liquidated payment under the registration payment arrangements and the remaining proceeds were allocated to the private placement.

For the years ended December 31, 2022 and 2021, the Company accrued liquidated damages of $619,355 and $4,800,000 with corresponding accounts in “other payables and accrued liabilities”. For the year ended December 31, 2022 and 2021, the Company paid liquidated damages of $2,219,355 and $3,200,000, respectively. As of December 31, 2022 and 2021, the Company had outstanding accrued liquidated damages of $nil and $1,600,000.

As of December 31, 2021, there were 69,591,389 ordinary shares issued and outstanding.

During the year ended December 31, 2022, 161,768 ordinary shares were issued to the Company’s officers, employees and consultants in settlement of an equal number of fully vested restricted stock units awarded to such individuals by the Company pursuant to grants made under the Company’s 2021 Plan. In addition, the Company also withheld 14,472 shares of its ordinary shares that were surrendered to the Company for withholding taxes related to restricted stock units granted to certain management.

During the year ended December 31, 2022, 24,000  ordinary shares were issued to a consultant in settlement of an equal number of fully vested restricted stock units awarded to such individuals by the Company pursuant to grants made under the Company’s 2021 Second Plan.

In April 2022, the Company issued 245,098 ordinary shares to a market service provider, at fair value of $1.0 million. The marketing service would be provided for a period of 12 months from issuance of shares.

In April 2022, the Company issued 1,487,473 ordinary shares, at fair value of $5.6 million, to purchase certain bitcoin miners.

During April 4 through May 12, 2022, the Company issued an aggregate of 10,990,327 ordinary shares to Ionic Ventures LLC for gross proceeds of $22.0 million. The Company received net proceeds of $21.0  million after deducting commissions payable to broker-dealers.

As of December 31, 2022, there were 82,485,583 ordinary shares issued and outstanding.

Preferred shares

As of December 31, 2022 and 2021, there were 1,000,000 preferred shares issued and outstanding.

The preference shares are entitled to the following preference features: 1) an annual dividend of 8% when and if declared by the Board of Directors; 2) a liquidation preference of $10.00 per share; 3) convert on a one for one basis for ordinary shares, subject to a 4.99% conversion limitation; 4) rank senior to ordinary shares in insolvency; and 5) solely for voting purposes vote 50 ordinary shares, for each preference share.

Treasury stock

The Company treats shares withheld for tax purposes on behalf of employees in connection with the vesting of restricted share grants as ordinary share repurchases because they reduce the number of shares that would have been issued upon vesting. For the year ended December 31, 2022, the Company withheld 14,472 shares of its ordinary shares that were surrendered to the Company for withholding taxes related to restricted stock vesting valued at $76,820, based on fair value of the withheld shares on the vesting date. As of December 31, 2022 and 2021, the Company had treasury stock of $1,171,679 and $1,094,859, respectively.

Warrants

As of December 31, 2022 and 2021, the Company had outstanding 10,118,046 private placement warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the warrants was estimated at $33.3 million using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

As of October 4, 2021

Volatility	192.85%
Stock price	7.59
Expected life of the warrants to convert	3.81
Risk free rate	0.97%
Dividend yield	0.0%